Warrants, Options, Equity Incentive Plan and Stock Issuances (Tables)	12 Months Ended
Dec. 31, 2013
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of warrants issued to private placement and consultants

Grant Date	Number of Warrants Granted	Number of Warrants Exchanged, Exercised or Expired	Number of Warrants Outstanding as of December 31, 2013	Exercise Price Original/Repriced	Expiration Term in Years
February 25, 2011 (A)	95,334	95,334	-	$30.00/5.00	-
May 31, 2011 (A)	28,200	28,200	-	$30.00/5.00	-
June 27, 2011 (A)	37,500	37,500	-	$30.00/5.00	-
June 27, 2011 (B)	2,000	2,000	-	$50.00	-
July 12, 2011 (A)	1,667	1,667	-	$30.00/5.00	-
December 23, 2011 (B)	1,000	1,000	-	$50.00	-
	165,701	165,701	-

(A) Private placement warrants (these warrants were subject to down round full ratchet anti-dilution provisions and the exercise price was adjusted to $5.00 per share in February 2012)
(B) Sponsorship agreement, including put option - see Note 10 - Commitments, Contingencies and Other Comments – Sponsorship Agreement.

Summary of option/warrant activities

	Shares Under Warrants	Weighted Average Exercise Price Original/Repriced
Balance at January 1, 2012	165,701	$30.50/$5.00
Warrants granted	-
Warrants exercised	(2,334)
Warrants cancelled/exchanged/expired	(160,367)
Balance at December 31, 2012	3,000	$50.00
Warrants granted	-
Warrants exercised	-
Warrants cancelled/exchanged/expired	(3,000)	$50.00
Balance at December 31, 2013	-	$-

Summary of assumptions used to value the warrants and the director/advisory board options

Grant Date		Number of Warrants Granted	Stock Price on Measurement Date	Exercise Price	Expected Term	Expected Volatility	Dividend Yield	Risk Free Rate
(A)	02/25/11	95,334	$25.00	$30.00	3.00	285.20%	0.00%	1.48%
(A)	05/31/11	28,200	$42.50	$30.00	3.00	208.89%	0.00%	0.79%
(A)	06/27/11	37,500	$33.50	$30.00	3.00	295.31%	0.00%	0.64%
(A)	07/12/11	1,667	$35.00	$30.00	3.00	278.00%	0.00%	0.42%
(B)	06/27/11	2,000	$33.50	$50.00	2.00	213.59%	0.00%	0.41%
(B)	12/23/11	1,000	$4.50	$50.00	2.00	209.00%	0.00%	0.28%
		165,701

(A) Private placement warrants
(B) Sponsorship agreement, including put option - see Note 10 - Commitments, Contingencies and Other Comments – Sponsorship Agreement.

Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of option/warrant activities

	Shares Under Options	Weighted Average Exercise Price
Balance at January 1, 2012	25,000	$30.50
Options granted	5,000	$7.00
Options exercised	-
Options cancelled/expired	-
Balance at December 31, 2012	30,000	$26.50
Options granted	-
Options exercised	-
Options cancelled/expired	-
Balance at December 31, 2013	30,000	$26.50

Summary of warrants/option outstanding and exercisable

Options Outstanding			Options Exercisable
Range of Exercise Price	Options Outstanding	Weighted Average Remaining Contractual Life	Range of Exercise Price	Options Exercisable	Weighted Average Remaining Contractual Life
$32.00	15,000	7.53	$32.00	12,500	7.53
$34.50	5,000	7.56	$34.50	5,000	7.56
$22.50	5,000	7.62	$22.50	5,000	7.62
$7.00	5,000	8.39	$7.00	3,334	8.39
	30,000			25,834

Summary of assumptions used to value the warrants and the director/advisory board options

Grant Date	Number of Options Granted	Stock Price on Measurement Date	Exercise Price	Expected Term	Expected Volatility	Dividend Yield	Risk Free Rate
07/14/11	15,000	$32.00	$32.00	10.00	287.00%	0.00%	2.98%
07/26/11	5,000	$34.50	$34.50	10.00	285.00%	0.00%	2.99%
08/15/11	5,000	$22.50	$22.50	10.00	284.00%	0.00%	2.29%
05/24/12	5,000	$7.00	$7.00	10.00	187.00%	0.00%	1.77%
	30,000

2012 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of option/warrant activities

	Shares Under Options	Weighted Average Exercise Price
Balance at January 1, 2012	-
Options granted	160	$10.00
Options exercised	-
Options cancelled/expired	-
Balance at December 31, 2012	160	$10.00
Options granted	202,200	$14.50
Options exercised	-
Options cancelled/expired	(40)	$10.00
Balance at December 31, 2013	202,320	$14.50

Summary of warrants/option outstanding and exercisable

Options Outstanding			Options Exercisable
Range of Exercise Price	Options Outstanding	Weighted Average Remaining Contractual Life	Range of Exercise Price	Options Exercisable	Weighted Average Remaining Contractual Life
$6.00	3,000	9.76	$6.00	-	-
$7.00	3,000	9.25	$7.00	-	-
$9.50	3,000	9.50	$9.50	-	-
$10.00	12,120	9.06	$10.00	3,187	9.07
$11.00	3,000	9.02	$11.00	-	-
$12.50	78,200	9.24	$12.50	10,167	9.31
$17.50	100,000	9.11	$17.50	-	-
	202,320			13,354

Summary of assumptions used to value the warrants and the director/advisory board options

    9.50
Grant Date	Number of Options Granted	Stock Price on Measurement Date		Exercise Price		Expected Term		Expected Volatility	Dividend Yield	Risk Free Rate
11/20/12	120		$10.00		$10.00		10.00	166.00%	0.00%	1.66%
01/01/13	3,000		$9.50		$11.00		10.00	164.00%	0.00%	2.00%
01/07/13	7,000		$10.00		$10.00		10.00	166.00%	0.00%	1.92%
01/07/13	40,000		$10.00		$12.50		10.00	166.00%	0.00%	1.92%
02/07/13	100,000		$10.00		$17.50		10.00	164.00%	0.00%	1.99%
02/07/13	9,000	$10.00		$12.50		10.00		164.00%	0.00%	1.99%
02/08/13	5,000		$9.50		$10.00		10.00	164.00%	0.00%	2.00%
02/28/13	2,000		$10.00		$12.50		10.00	158.00%	0.00%	1.89%
04/01/13	3,000		$7.00		$7.00		10.00	160.00%	0.00%	1.86%
05/06/13	8,000		$6.00		$12.50		10.00	161.00%	0.00%	1.80%
05/20/13	200		$6.00		$12.50		10.00	161.00%	0.00%	1.97%
05/21/13	4,000		$6.00		$12.50		10.00	161.00%	0.00%	1.94%
05/24/13	100		$6.50		$12.50		10.00	160.00%	0.00%	2.01%
06/10/13	2,000		$8.00		$12.50		10.00	160.00%	0.00%	2.22%
07/01/13	3,000	$		$9.50		10.00		159.00%	0.00%	2.50%
08/21/13	4,400		$8.50		$12.50		10.00	157.00%	0.00%	2.87%
10/01/13	3,000		$6.00		$6.00		10.00	155.00%	0.00%	2.66%
11/26/13	2,500		$7.50		$12.50		10.00	154.00%	0.00%	2.71%
12/20/13	6,000		$7.50		$12.50		10.00	152.00%	0.00%	2.89%
	202,320

Summary of stock options issued to stockholders

Granted to	Number of Options Granted	Range of Exercise Price	Expiration Term in Years
Employees	2,740	$10.00 to 12.50	10
Consultants	32,540	$10.00 to 12.50	10
Officers	25,040	$10.00 to 12.50	10
Directors	137,000	$6.00 to 17.50	10
Scientific Advisory Board Member	5,000	$12.50	10
Total	202,320